Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ 651	€ 10
Disposals and redemptions	11,913	14,526
Additions	19,995	18,806
Changes in unrealised revaluations	725	(3,295)
Financial assets at FVOCI | Debt securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Changes in unrealised revaluations	657	(3,230)
Financial assets at FVOCI | Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	(100)	(39)
Disposals and redemptions	2	492
Additions	28	17
Changes in unrealised revaluations	€ 68	€ (65)
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	13.00%	13.00%
Investment in Bank of Beijing | Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ (100)	€ (39)
Negative revaluation	€ 77	(49)
New Investments In Strategic Equity Instruments | Financial assets at FVOCI | Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Additions			€ 499
HQLA Eligible Equity Instruments | Financial assets at FVOCI | Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposals and redemptions		€ 492